ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Ku6 Media Co., Ltd. (the “Company”), a Cayman Islands corporation, together with its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the “Group”) provides online advertising services and online promotional marketing services in China via its online video sharing platform, www.ku6.com. The Group’s business model focuses on the delivery of video content (user-generated content, or “UGC”) to end users.  Via the associated web traffic, the Group is able to create multiple opportunities for advertisers and business partners to market to the Group’s user base in exchange for fees received by the Group.

In the fourth quarter of 2015, management added virtual reality (“VR”) to the Company’s development strategies. The Company has established a VR community on its website and its video social communities will serve as the core platform for users to experience this state-of-the-art technology. The Company has started to look for investment and cooperation opportunities involving other VR-focused companies.

Organization

As of December 31, 2015, the Group’s ownership structure is summarized as follows.

Names of Major Subsidiaries, Variable Interest Entities and Affiliate(s)	Date of incorporation	Percentage of ownership or economic interest

Subsidiaries
Ku6 (Beijing) Technology Co., Ltd. (“Beijing Technology”)	March 5, 2007	100%
Wei Mo San Yi (Tianjin) Science and Technology Co., Ltd. (“Tianjin Technology”)	December 23, 2008	100%
Kusheng (Tianjin) Technology Co., Ltd. (“Kusheng”)	August 26, 2011	100%
Variable Interest Entities
Ku6 (Beijing) Information Technology Co., Ltd. (“Ku6 Beijing Information”)	April 20, 2006	100%
Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. (“Tianjin Information”)	March 20, 2009	100%
Tianjin Ku6 Network Communication Technology Co., Ltd. (“Ku6 Network”)	December 14, 2011	100%
Beijing Ku6 Culture Media Co., Ltd. (“Ku6 Culture”)	June 22, 2010	100%
Affiliates
Beijing Modo Media Co., Ltd. (“Beijing Modo”)	August 4, 2015	30%
Shanghai Yisheng Network Technology Co., Ltd. (“Yisheng”)	November 22, 2007	20%
Bale Interactive (Beijing) Culture Media Co., Ltd. (“Bale”)	April 10, 2012	7%

Business developments

Following a major strategic shift in 2011, the Group (1) appointed Shanghai Shengyue Advertising Ltd. (“Shengyue”), a wholly owned subsidiary at that time of Shanda Interactive Entertainment Limited (“Shanda”), a leading interactive entertainment media company in China, as the Group’s primary agent for the sale of online advertising services, and (2) changed its business focus from purchasing long-form licensed video content to relying on UGC and short-form video content.  Shengyue operated an advertising system known as Application Advertisement (“AA”) and charged advertisement fees to its end customers based on the advertising effects, including but not limited to views, clicks, responses, etc. (“performance advertisement”).  After the appointment of Shengyue as its primary sales agent, the Group relied on Shengyue to sell online advertising services for all but a small portion of its capacity and relied upon contract terms which provided for fixed minimum advertising revenue guarantees.  This business strategy involving Shengyue continued through mid-2014, at which time the Group ceased its relationship with Shengyue. The Group generated advertising revenues of $12.4 million and $2.7 million from Shengyue for the years ended December 31, 2013 and 2014, respectively, representing 94.4% and 31.5% of net revenues, respectively, for those periods.

Historically, including through early 2014, Shanda held a controlling ownership interest in the Group’s common shares.  As of December 31, 2013, Shanda’s equity interest in the Company was 70.5%.

2014 Share Purchase Transaction

On March 31, 2014, Shanda Media, the affiliate of Shanda directly owning Shanda’s share of the Company’s equity, entered into an agreement with Mr. Xudong Xu (“Mr. Xu”) to transfer approximately 41% of the Company’s total outstanding ordinary shares, or 1,938,360,784 shares, to Mr. Xu in exchange for a contemporaneously dated promissory note with a maturity of three years pursuant to which Mr. Xu committed to repay, in cash, the purchase value of the shares approximating $47 million (based upon an average of share prices immediately preceding the share transfer) to Shanda Media (the “Share Purchase Transaction”). The promissory note which was used by Mr. Xu to finance the purchase of the shares was accompanied by a share pledge in favor of Shanda Media. Additionally, Mr. Xu granted powers of attorney and voting proxy power to Shanda Media, exerciseable only upon occurrence of a continuing event of default, in order to more effectively secure the obligations to Shanda Media under the promissory note.  The share transfer was completed on April 3, 2014 and decreased Shanda’s ownership percentage to 29.5%, thus discontinuing Shanda’s controlling majority shareholder status.  At that time, Shanda ceased to be the controlling shareholder of the Group, but continued to be a related party.  As of December 31, 2014, Mr. Xu’s equity interest in the Company was 41%, and Shanda’s equity interest in the Company was 29%.

In connection with the Share Purchase Transaction, Shanda, through its affiliate, extended a loan of $3.2 million (RMB20.0 million) to the Group on April 3, 2014. This loan was interest-free and originally due on April 2, 2015. Shanda waived the Group’s obligation to repay this loan in order to satisfy one of the closing conditions under the share purchase agreement for the Share Purchase Transaction. Also, related party receivables due from an affiliate of Shanda, amounting to $1.2 million, were forgiven by the Group as a condition for receipt of the $3.2 million (RMB20.0 million) promised monies. The total net benefit, amounting to $2.0 million, from the aforementioned transactions was reflected as an equity contribution in the accompanying consolidated statement of shareholders’ deficit. On April 10, 2014, the Group received the cash of RMB20.0 million from Shanda.

On May 19, 2014, Shanda, through its affiliate, entered into an agreement to provide a loan of $3.4 million (RMB21.4 million) to the Group. This loan was interest-free and originally due within twelve months. Similar to the previous loan in early April, this loan was immediately waived as to repayment. As part of the loan transaction, existing related party payables to certain affiliates of Shanda, amounting to $0.8 million (RMB5.3 million), were waived as to repayment as part of the $3.4 million (RMB21.4 million) promised loan monies. The total benefit from the waived loans and payables of $3.4 million (RMB21.4 million) was reflected as an equity contribution in the accompanying consolidated statement of shareholders’ deficit. On May 30, 2014, the Group received cash of $2.6 million (RMB16.1 million) from Shanda, representing the promised monies of $3.4 million (RMB21.4 million) less the forgone existing related party payables of $0.8 million (RMB5.3 million). The $3.2 million received as described in the foregoing paragraph and the $2.6 million received in May were characterized as a financing cash inflow in the accompanying consolidated statement of cash flows.

The Share Purchase Transaction in early 2014 was undertaken in the context of adopting fundamental changes to the Group’s business strategy, with the following major changes having occurred since that time.

Advertising Agency Agreement with Shengyue

On April 30, 2014, the Group entered into a new advertising agency agreement with Shengyue, which was no longer owned by Shanda Interactive following Shanda Interactive’s sale of the business to an outside party (after the transfer of ownership, “New Shengyue”); accordingly, New Shengyue became an independent third party. Pursuant to the new agreement, the minimum guaranteed advertising revenue amount was substantially lower than that under the previous advertising agency agreement with Shengyue prior to March 31, 2014 (when Shengyue was a related party). This new advertising agency agreement was effective from April 25, 2014 and was to expire on December 31, 2014.

On August 14, 2014, the Group sent a written notice to New Shengyue terminating the new advertising agency agreement. According to the notice of termination, the advertising agency agreement was terminated on August 28, 2014. There were no financial penalties associated with the termination payable by the Group. Contemporaneous with the termination of the new advertising agency agreement with New Shengyue, the Group re-evaluated the collectability of the remaining receivables from Shengyue associated with both the old and new advertising agency agreements (pre-April 2014 and post-April 2014) and concluded that such receivables were likely not collectible. This evaluation excluded amounts received in cash during the second quarter of 2014. The Group recorded a provision of $0.92 million (RMB5.71 million) for all remaining receivables under the old advertising agency agreement with Shengyue (emanating from the time Shengyue was owned by Shanda Interactive) during the second quarter of 2014 given the subsequent termination in August.  Following the termination, the Group further evaluated remaining receivables due pursuant to the new Shengyue advertising agreement and recorded a provision of $0.05 million (RMB0.35 million) in the third quarter of 2014 for all remaining receivables under the new advertising agency agreement with Shengyue that was terminated August 28, 2014.

Advertising Agency Agreement with Third Party Huzhong

On August 29, 2014, the Group entered into an advertising agency agreement with Huzhong Advertising (Shanghai) Ltd. (“Huzhong”), an unrelated third party, pursuant to which Huzhong agreed to act as the Group’s exclusive advertising agent for standard media resources and as a non-exclusive advertising agent for highly interactive advertising resources. According to the agreement, the Group guarantees a certain amount of web traffic per day. In return, Huzhong guarantees to the Group a minimum amount of advertising revenues per day. The minimum guarantee amount under this agreement is higher than that under the agency agreement with New Shengyue terminated on August 28, 2014. If the Group fails to meet the web traffic target, the minimum guarantee amount will be adjusted downward proportionally. Huzhong prepays 50% of the minimum guaranteed amounts with the Group prior to the beginning of each month, and the balance is settled monthly. The advertising agency agreement started on August 29, 2014 and will expire on December 31, 2017. In August 2015, the Group amended the agreement with Huzhong and raised the unit price for its advertising resources.

Revenue Sharing Cooperation with Qinhe

On April 30, 2014, the Group entered into an agreement with Shanghai Qinhe Internet Technology Software Development Co., Ltd., (“Qinhe”), a company controlled by Mr. Xu, which operates iSpeak, a social platform that allows users to engage in real-time online group activities through voice, text and video. This agreement committed the Group to assist Qinhe by providing online game marketing services via the direction of new customers from the Group’s video viewer base to Qinhe. Qinhe, in exchange, committed to share a portion of its profits that are generated from the Group’s video viewers who play Qinhe’s games after linking to them through advertisements on the Group’s websites. Profits are calculated as revenues from the games operated by Qinhe, net of licensing fees payable to game developers. The Group provided these game marketing services to Qinhe from April 3, 2014 onward.

On May 4, 2014, the Group entered into a separate agreement with Qinhe to provide interactive entertainment marketing services under a similar arrangement to that described above. Pursuant to this agreement, the Group agreed to share a certain percentage of Qinhe’s revenues generated from the Group’s video viewers who visited the iSpeak platform by linking thereto from advertisements on the Group’s website and who spent monies with iSpeak. On May 4, 2014, the Group started to provide these marketing services to Qinhe.

The Group generated promotional marketing revenues, classified as related party revenues, of $1.61 million and nil from Qinhe for the years ended December 31, 2014 and 2015, respectively, representing 18.80% and nil of net revenues, respectively, for those periods. Revenues for 2015 were nil as a result of the exit by Mr. Xu of his ownership in, and involvement with, the Company in early 2015.

2015 Developments and Share Re-Acquisition Transaction

On February 2, 2015, the Group entered into a loan agreement with Mr. Xu, pursuant to which Mr. Xu agreed to provide a loan of RMB30.0 million to the Group. The term of the loan was one year, with principal repayable at the maturity date of February 2, 2016. The loan bears interest at a rate of 6.5% per annum, payable at maturity. The Group received RMB30.0 million on March 4, 2015.

On May 11, 2015, Mr. Xu consummated a share repurchase agreement with Shanda Media to sell the 1,938,360,784 ordinary shares of the Company originally acquired in the 2014 Share Purchase Transaction back to Shanda Media (the “Share Re-Acquisition Transaction”). In exchange for the shares re-acquired, the promissory note originally entered into on April 3, 2014, pursuant to which Mr. Xu had agreed to pay Shanda Media $47 million in exchange for the original acquisition of the shares was extinguished and Mr. Xu was fully released from the payment obligation. This shareholder-to-shareholder transaction did not have an effect on the Group’s financial statements insofar as the payment obligation from which Mr. Xu was released represented a negotiated amount between two willing and able parties and moreover simply represented, in substance, the rescission of the original Share Purchase Transaction.  After the share re-acquisition was completed, Mr. Xu ceased to be a shareholder of the Group and ceased to be a related party (Note 11). As of December 31, 2015, Shanda’s equity interest in the Company was 71%.

Subsequent to the Share Re-acquisition Transaction, the revenue sharing agreements and cooperation with Qinhe were terminated.

In connection with the Share Re-Acquisition Transaction, on May 12, 2015, Mr. Xu transferred all of the rights and obligations relating to his loan to the Company to Shanda Computer (Shanghai) Co., Ltd. (“Shanda Computer”), a wholly owned subsidiary of Shanda, in exchange for a payment from Shanda Computer to Mr. Xu of RMB 30.3 million representing principal and accrued unpaid interest.  Accordingly, Shanda Computer became the counterparty to the related party loan (Note 11) and effectively re-financed the loan to the Company. The terms of and the rate associated with the loan were not changed at the time of Shanda Computer’s assumption of the creditor role. In January 2016, the Company and Shanda Computer reached an agreement to extend the loan maturity date to later in 2016 (Note 20); the terms of and the rate associated with the loan were not changed.